Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

9.   COMMITMENTS AND CONTINGENCIES

Lease

The Company leases approximately 10,000 sq. ft located at 6401 Congress Ave., Suite 140, Boca Raton, FL 33487 from Catexor Limited Partnership for a gross rent of $14,260 plus sales tax per month. The term of the lease is 5 years and 6 months terminating July, 2017. The Company's subsidiaries in Germany and the UK occupy properties on short term lease agreements. Rent expense for the six months ended June 30, 2013 and 2012 were $96,444 and $96,367 respectively.

Potential German tax liability and connected professional fees

In June 2012 the Company's German subsidiary received a preliminary assessment for Magdeburg City trade tax of approximately €75,000 (approximately $94,000). This assessment is for the 2010 fiscal year and relates to the Company's acquisition of the assets of the former NovaVision, Inc. An initial assessment for corporate tax for the same period has been preliminarily reduced to zero. The Company has not accepted this trade tax assessment and is in discussion with the relevant tax authorities with a view to its reduction. To the extent that this assessment, a higher or a reduced amount, is ultimately confirmed by the tax authorities, the Company believes it has a very strong claim against certain professional advisors which would offset the liability in full. Accordingly, the Company has made no provision for this liability for the six months ending June 30, 2013 or the year ended December 31, 2012.

Related to the above tax situation, the Company has incurred advisory fees. The Company believes it also has a strong claim against certain professional advisors for a recovery of the full amount of the fees, however such recovery may be limited to a statutory minimum. Accordingly the Company has made a provision in the period ended December 31, 2012 for the full amount of these fees, being approximately €39,000 ($50,105); there were no costs incurred in the six months ending June 30, 2013.

Potential Patent Infringement

The Company was made aware in 2012 that a competitor had been granted a patent, which infringed that already issued to Vycor. Following investigation, the Company has taken steps to initiate an invalidation of that patent and enforce its patent rights.  As with all patent infringement actions, there is some risk that the accused infringer will not be found to infringe the claims, and an additional risk that the accused infringer will successfully challenge the validity of the asserted claims.

VBAS Limited Product Recall

In August 2012 the Company initiated a limited product recall having identified a microscopic fiber in a single lot of its TC171105 model. Further investigation concluded that there was a very low incidence of this microscopic fiber in the lot, which had not been picked up during the manufacturer's inspection process. The FDA was notified and all customers with units that had been distributed (a total of 5 customers in the U.S. and 2 customers internationally) were contacted and the units were recalled and replaced with re-inspected and passed units, or internationally re-inspected under 100% enhanced inspection guidelines; this recall and replacement process was completed in the US in September 2012 and internationally in November 2012 and there are no affected units on the marketplace. In January 2013, following their review, FDA classified the recall as a Class I and terminated the recall in May 2013.

Vycor re-inspected all remaining units in the lot prior to shipment under 100% enhanced inspection procedures and took steps to ensure that this issue was contained to this lot and that other lots and products were not affected (this is one of 12 products sold by Vycor). The likely source of the fiber was identified and corrective steps implemented in both the manufacturing and inspection processes to ensure that the issue would not re-occur.

Management believes that a decline in sales during February 2013 may have at least partially been the result of the posting by the FDA in late January 2013 of the Class 1 classification to the recall and which created some short-term market instability.

Notwithstanding, for the period commencing March 1, 2013 and continuing through June 30, 2013, Vycor Medical's sales have returned to pre-February 2013 levels and Vycor is not able at this time to determine whether there will be any additional financial impact on the Company as a result of this recall. Vycor's customers have appreciated that Vycor took swift voluntary action to remove this product from the marketplace, even though the incidence of this fiber and therefore the risk was low, before any units could be used, and to maintain Vycor's high safety and quality standards.

13.   COMMITMENTS AND CONTINGENCIES

Lease

The Company leases approximately 10,000 sq. ft. located at 6401 Congress Ave., Suite 140, Boca Raton, FL 33487 from Catexor Limited Partnership for a gross rent of $14,260 plus sales tax per month. The term of the lease is 5 years and 6 months terminating July, 2017. The Company’s subsidiaries in Germany and the UK occupy properties on short term lease agreements. Rent expense for the years ended December 31, 2012 and 2011 were $190,023 and $180,255, respectively.

Potential German tax liability and connected professional fees

In June 2012 the Company's German subsidiary received a preliminary assessment for Magdeburg City trade tax of approximately €75,000 (approximately $94,000). This assessment is for the 2010 fiscal year and relates to the Company's acquisition of the assets of the former NovaVision, Inc. An initial assessment for corporate tax for the same period has been preliminarily reduced to zero. The Company has not accepted this trade tax assessment and is in discussion with the relevant tax authorities with a view to its reduction. To the extent that this assessment, a higher or a reduced amount, is ultimately confirmed by the tax authorities, the Company believes it has a very strong claim against certain professional advisors which would offset the liability in full. Accordingly, the Company has made no provision for this liability for the period ended December, 2012.

Related to the above tax situation, the Company has incurred advisory fees. The Company believes it also has a strong claim against certain professional advisors for a recovery of the full amount of the fees, however such recovery may be limited to a statutory minimum. Accordingly the Company has made a provision in the period ended December 31, 2012 for the full amount of these fees, being approximately €39,000 ($50,105).

Potential Patent Infringement

The Company is aware that potential competitors are developing products similar to VBAS for sale in foreign markets.  If those products come to market, Vycor has the option to take action to enforce its patent rights.  As with all patent infringement actions, there is some risk that the accused infringer will not be found to infringe the claims, and an additional risk that the accused infringer will successfully challenge the validity of the asserted claims.

VBAS Limited Product Recall

In August 2012 the Company initiated a limited product recall having identified a microscopic fiber in a single lot of its TC171105 model. Further investigation concluded that there was a very low incidence of this microscopic fiber in the lot, which had not been picked up during the inspection process. The FDA was notified and all customers with units that had been distributed (a total of 5 customers in the U.S. and 2 customers internationally) were contacted and the units were recalled and replaced with re-inspected and passed units, or internationally re-inspected under 100% enhanced inspection guidelines; this recall and replacement process was completed in November 2012 and there are no affected units on the marketplace. In January 2013, following their review, classified the recall as a Class I. The Company is in the process of closing out this recall with the FDA.

Vycor re-inspected all remaining units in the lot prior to shipment under 100% enhanced inspection procedures and took steps to ensure that this issue was contained to this lot and that other lots and products were not affected (this is one of 12 products sold by Vycor). The likely source of the fiber was identified and corrective steps implemented in both the manufacturing and inspection processes to ensure that the issue would not re-occur.

Vycor is not able at this time to determine whether there will be any financial impact on the Company as a result of this recall. However, the limited replacement of defective units is immaterial and at this time the Company does not believe there are additional costs of sufficient materiality to make a reserve provision in its financial statements. Vycor’s customers have appreciated that Vycor took swift voluntary action to remove this product from the marketplace, even though the incidence of this fiber and therefore the risk was low, before any units could be used, and to maintain Vycor’s high safety and quality standards.